ORGANIZATION AND BUSINESS BACKGROUND	12 Months Ended
Jun. 30, 2015
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization, Consolidation and Presentation of Financial Statements Disclosure [Text Block]
NOTE 1 -ORGANIZATION AND BUSINESS BACKGROUND

Hollysys Automation Technologies Ltd. (“Hollysys” or the “Company”), formerly known as HLS Systems International Ltd., was established under the laws of the British Virgin Islands (“BVI”) on February 6, 2006, for the purpose of merging with Chardan North China Acquisition Corporation (“Chardan”), a blank check company incorporated in Delaware, United States of America, and to hold 100% interest in Gifted Time Holdings Limited (“GTH”) upon the completion of a share exchange transaction (the “Share Exchange Transaction”). GTH was established under the laws of the BVI on September 21, 2005 and was the holding company of Beijing Hollysys Co., Ltd. (“Beijing Hollysys”) and Hangzhou Hollysys Automation Co., Ltd. (“Hangzhou Hollysys”) through a reorganization arrangement with equity interests of 74.11% and 60%, respectively.

On September 7, 2007, the shareholders of Chardan approved the Share Exchange Transaction. As a result, Chardan merged with and into Hollysys to complete the re-domestication merger and Hollysys consummated the Share Exchange Transaction with GTH. Upon completion of the Share Exchange Transaction, Hollysys owned 100% interest in GTH, which held 74.11% equity interest of Beijing Hollysys and 60% equity interest of Hangzhou Hollysys. Beijing Hollysys held the remaining 40% equity interest of Hangzhou Hollysys.

On July 1, 2009, the Company acquired 1.78% equity interest in Beijing Hollysys from the noncontrolling shareholders for a consideration of RMB18,000 (approximately $2,639). Upon completion of the acquisition, the Company held a 75.89% equity interest in Beijing Hollysys.

On December 23, 2009, the Company entered into a share sale and purchase agreement with Unionway Resources Limited (“Unionway”), a company incorporated in the BVI, pursuant to which, among other things, the Company acquired 24.11% equity interest of Beijing Hollysys. As the consideration for the acquisition, the Company paid RMB67,634 ($9,917) in cash and issued 4,413,948 ordinary shares, with total fair value of $53,012, to Unionway on March 16, 2010. Upon completion of the acquisition, the Company indirectly owns 100% of Beijing Hollysys.

On July 1, 2011, the Company acquired 100% equity interest of Concord Corporation Pte. Ltd. (including Concord Corporation Pte. Ltd., Dubai branch) and its subsidiaries, Concord Electrical Pte. Ltd., and Concord Electrical Sdn. Bhd. (collectively, “Concord”). Concord is a Singapore headquartered integrated construction and installation services provider to rail and industrial companies in Southeast Asia and the Middle East.

On May 9, 2012, Concord Solution (HK) Limited was established to provide integrated automation products and services. It is 100% indirectly owned by the Company with a registered capital of HKD10.

On July 24, 2012, Hangzhou Hollysys System Engineering Co., Ltd. was established to provide integrated automation products and services. It is 100% indirectly owned by the Company with a registered capital of RMB50,000.

In December 2012, the Company disposed of its 51% equity interest in Beijing WoDeWeiYe Technology Exploration Co., Ltd. (“WoDeWeiYe”) for a consideration of $113. WoDeWeiYe was insignificant to the Company and thus the results of WoDeWeiYe were not presented as discontinued operations.

Year ended June 30,
2013

Net revenues	$49
Net income (loss)	$(33)

On January 10, 2013, Hollysys International Pte. Ltd. was established under the law of Singapore for the purpose of acquiring Bond Corporation Pte. Ltd. It is 100% owned by the Company with a registered capital of SGD20,000.

On February 21, 2013, Concord M Design and Engineering Company Limited were established to undertake potential projects in Macau. It is 100% indirectly owned by the Company with a registered capital of 25 Macau Pataca.

On April 1, 2013, the Company acquired 100% equity interest of Bond Corporation Pte. Ltd. and its subsidiaries, Bond M & E Sdn. Bhd., Bond M & E (KL) Sdn. Bhd. and Bond M & E Pte. Ltd. (collectively, “Bond”). Bond is a Singapore headquartered mechanical and electrical solutions service provider for building construction and renovation projects in Malaysia and Singapore.

On March 31, 2014, Hollysys Automation India Private Limited (“HAIP”) was established as part of the effort the Company made to increase its presence and explore the market in India. HAIP mainly provides integrated solution products to the customers.

On December 15, 2014, Hollycon (Italy) Pte. Ltd . (“Hollycon Italy”) was established as part of the effort the Company made to explore the oversea market. The newly setup subsidiary mainly manufactures and sells medical automation equipment.

On January 31, 2015, the Company liquidated HaoTong, which is a subsidiary 100% indirectly owned by the Company. HaoTong was insignificant to the Company and thus the results of HaoTong were not presented as discontinued operations.

As of June 30, 2015, details of the Company’s subsidiaries are as follows:

			Percentage of
			ownership interest
	Place of		attributable to the
Name of company	incorporation	Date of incorporation	Company		Principal activities
			Directly	Indirectly

Gifted Time Holdings Limited (“GTH”)	BVI	September 21, 2005	100%	-	Investment holding

Clear Mind Limited (“Clear Mind”)	BVI	November 29, 2007	-	100%	Investment holding

World Hope Enterprises Limited (“World Hope”)	Hong Kong	September 17, 2007	-	100%	Investment holding

Beijing Helitong Science & Technology Exploration Co., Ltd. (“Helitong”)	The People’s Republic of China (“PRC”)	January 25, 2008	-	100%	Investment holding

Hollysys Group Co., Ltd. (“Hollysys Group”)	PRC	December 17, 2007	-	100%	Investment holding

Hollysys (Beijing) Investment Co., Ltd. (“Hollysys Investment”)	PRC	April 15, 2011	-	100%	Investment management

Beijing Hollysys Automation & Drive Co., Ltd. (“Hollysys A&D”)	PRC	May 13, 2008	-	100%	Provision of integrated automation products and services

Hangzhou Hollysys Automation Co., Ltd. (“Hangzhou Hollysys”)	PRC	September 24, 2003	-	100%	Provision of integrated automation products and services

Hangzhou Hollysys System Engineering Co., Ltd. (“Hangzhou System”)	PRC	July 24, 2012	-	100%	Provision of integrated automation products and services

Beijing Hollysys Electronics Technology Co., Ltd. (“Hollysys Electronics”)	PRC	June 4, 2010	-	100%	Manufacture components of automation products for members of Hollysys

Beijing Hollycon Medicine & Technology Co., Ltd. (“Hollycon”)	PRC	June 4, 2010	-	51%	Manufacture and sale of medical automation equipment

Beijing Hollysys Co., Ltd. (“Beijing Hollysys”)	PRC	September 25, 1996	-	100%	Provision of integrated automation products and services

Xi’an Hollysys Co., Ltd. (“Xi'an Hollysys”)	PRC	March 9, 2011	-	100%	Research and development

Hollysys International Pte. Limited (“HI”)	Singapore	January 10, 2013	100%	-	Investment holding

Hollycon (Italy) Pte. Ltd. ("Hollycon Italy")	Italy	December 15, 2014	-	99%	Manufacture and sale of medical automation equipment

Hollysys (Asia Pacific) Pte. Limited (“HAP”)	Singapore	October 23, 1997	-	100%	Provision of integrated automation products and services

Hollysys Automation India Private Limited (“HAIP”)	India	March 31, 2014	-	100%	Provision of automation products

Concord Corporation Pte. Ltd. (“CCPL”)	Singapore	March 10, 2008	-	100%	Provision of mechanical and electrical solutions and installation services

Concord Electrical Pte. Ltd. (“CEPL”)	Singapore	May 25, 1984	-	100%	Provision of mechanical and electrical solutions and installation services

Concord Electrical Sdn. Bhd. (“CESB”)	Malaysia	May 13, 1994	-	100%	Provision of mechanical and electrical solutions and installation services

Concord Solution (HK) Limited (“CSHK”)	Hong Kong	May 9, 2012	-	100%	Provision of mechanical and electrical solutions and installation services

Concord M Design and Engineering Company Limited (“CMDE”)	Macau	February 21, 2013	-	100%	Provision of mechanical and electrical solutions and installation services

Bond Corporation Pte. Ltd. (“BCPL”)	Singapore	November 1, 2012	-	100%	Investment holding

Bond M & E Pte. Ltd. (“BMSG”)	Singapore	March 6, 1981	-	100%	Provision of mechanical and electrical solutions and installation services

Bond M & E Sdn. Bhd. (“BMJB”)	Malaysia	October 25, 1983	-	100%	Provision of mechanical and electrical solutions and installation services

Bond M & E (KL) Sdn. Bhd. (“BMKL”)	Malaysia	October 24, 1989	-	100%	Provision of mechanical and electrical solutions and installation services

The Company is principally engaged in the manufacture, sale and provision of integrated automation systems and services, mechanical and electrical solution services and installation services in the PRC, Hong Kong, Southeast Asia and the Middle East through its operating subsidiaries.